Commitments And Contingencies (Summary Of Minimum Future Rental Payments Required Under Operating Leases and Capital Leases) (Details) (USD $)	Dec. 31, 2014
Capital Leases
2015	$ 6,526,000
2016	6,640,000
2017	6,875,000
2018	7,072,000
2019	7,270,000
Thereafter	39,025,000
Total minimum lease payments	73,408,000
Less: Amount representing interest	8,041,000
Total present value of minimum payments	65,367,000
Less: Current portion of such obligations	6,526,000
Long-term capital lease obligations	58,841,000
Capital Leases, Future Minimum Sublease Rentals	23,000,000
Operating Leases
2015	15,292,000
2016	9,320,000
2017	6,677,000
2018	4,310,000
2019	1,697,000
Thereafter	2,918,000
Total minimum lease payments	$ 40,214,000